[SUTHERLAND]

BIBB L. STRENCH

DIRECT LINE: 202.383.0509

E-mail: bibb.strench@sutherland.com

December 9, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:	Javelin Exchange-Traded Trust

Commissioners:

On behalf of the Javelin Exchange Traded Trust (the “Trust”), we are transmitting for filing with the Commission pursuant to the Securities Act of 1933 (the “1933 Act”), the Investment Company Act of 1940 (the “1940 Act”), and Rule 101(a) of Regulation S-T, a conformed electronic format copy of a Form N-1A registration statement, including exhibits, relating to the registration of the Trust under the 1940 Act and the registration of an indefinite amount of shares of beneficial interest in the Trust under the 1933 Act pursuant to Rule 24f-2 under the 1940 Act.

In response to the Trust’s application, the Commission has ordered that the Trust be exempted from Sections 2(a)(32), 5(a)(1), 22(d), 22(e) and 24(d) of the 1940 Act and Rule 22c-1 under the 1940 Act, under Section 12(d)(1)(J) of the 1940 Act from Sections 12(d)(1)(A) and 12(d)(1)(B) of the 1940 Act, and under Sections 6(c) and 17(b) of the 1940 Act from Sections 17(a)(1) and 17(a)(2) of the 1940 Act.  The order permits:  (a) certain registered open-end management investment companies and their series to issue shares of the series that can be redeemed only in large aggregations (“Creation Units”), (b) secondary market transactions in shares of the series to occur at negotiated prices, (c) dealers to sell shares of the series to purchasers in the secondary market unaccompanied by a prospectus when prospectus delivery is not required by the 1933 Act, (d) certain affiliated persons of the series to deposit securities into, and receive securities from, the series in connection with the purchase and redemption of Creation Units, (e) certain series to pay redemption proceeds more than seven days after the

U.S. Securities and Exchange Commission

December 9, 2008

tender of shares of the series for redemption under certain circumstances, and (f) certain registered management investment companies and unit investment trusts outside of the same group of investment companies as the series to acquire shares of the series.

Financial statements, exhibits not included herein, and certain other information will be added by pre-effective amendment.

If you have any questions about these filings, please call the undersigned at (202) 383-0509.

Sincerely,

/S/ BIBB L. STRENCH

Bibb L. Strench

BLS/atn

Enclosures

cc:  Brinton W. Frith